Business Combination, Significant Transaction and Sale of Business (Details Textual) ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 07, 2018 USD ($)	Dec. 27, 2017 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 27, 2019 USD ($)	Mar. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Jan. 03, 2017 USD ($)	Jan. 03, 2017 ILS (₪)
Calculo S.A.U [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total cash consideration					$ 152	$ 5,608	$ 5,760
Cash flow from investing activities			$ 1,554
Assets acquired remaining balance			$ 4,054
Description of business combination			In addition, the sellers and senior executives are entitled to performance-based payments relating to achievements of various targets over three years (2019-2021) of up to $1,700.
Adaptik Corporation [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total cash consideration	$ 18,179			$ 200				$ 17,979
Description of business combination			Such payment entitlements are subject to continued employment and therefore were not included in the purchase price. Acquisition-related costs were approximately $300.
Revenue			$ 1,300
Revenue and profitability targets over three years (2018-2020)	$ 3,700
Knowledge Price [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Fair value of total consideration		$ 6,029
Total cash consideration		4,068							$ 310	$ 3,758
Description of business combination			In addition, the seller may be entitled to performance based payment relating to achievement of revenue and profitability targets over three years (2018-2020) and a retention payment of up to $1,116 that is subject to continued employment and therefore not part of the purchase price, of which Sapiens paid $590 during 2019.
Estimated fair value of contingent payment		$ 1,652
Contingent obligation paid			$ 62
Stoneriver, Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Fair value of total consideration											$ 101,351
Description of business combination			Sapiens-related acquisition costs of $1,348 are presented in general and administrative expenses. The acquisition of StoneRiver and Adaptik expanded Sapiens’ presence and scale in the North American insurance market and allows Sapiens to offer its customers and partners a more extensive product portfolio in the industry.
Michpal Micro Computers (1983) Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total cash consideration												$ 22,106
Total cash consideration net of acquired cash												$ 19,254
Michpal Micro Computers (1983) Ltd. [Member] | NIS [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total cash consideration | ₪													₪ 85,000
Total cash consideration net of acquired cash | ₪													₪ 74,032